Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

March 28, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to make certain material changes to the registration statement of the Defiance Nasdaq 100 Target 30 Income ETF (formerly known as the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF), Defiance S&P 500 Target 30 Income ETF (formerly known as the Defiance S&P 500 Enhanced Options & 0DTE Income ETF), and Defiance R2000 Target 30 Income ETF (formerly known as the Defiance R2000 Enhanced Options & 0DTE Income ETF), is Post-Effective Amendment No. 334 and Amendment No. 337 to the Trust’s Registration Statement on Form N-1A.

The changes to the registration statement of the Defiance Nasdaq 100 Target 30 Income ETF, Defiance S&P 500 Target 30 Income ETF, and Defiance R2000 Target 30 Income ETF primarily consist of revisions to substantially match (but with a different annual income target) the principal investment strategies and risks of the Defiance Nasdaq 100 Income Target ETF, Defiance S&P 500 Income Target ETF, and Defiance R2000 Income Target ETF, respectively, each a separate series of the Trust previously reviewed by the Staff. Refer to Post-Effective Amendment No. 147 and Amendment No. 150 filed on December 15, 2023.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer
John Hadermayer
SVP of Legal Services
Tidal Investments LLC